Note 3 - Going Concern Consideration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Working Capital (Deficit)	$ (1,351)
Retained Earnings (Accumulated Deficit)	(42,572)	(38,519)
Net Income (Loss) Attributable to Parent	(4,053)	1,036
Net Cash Provided by (Used in) Operating Activities	(1,654)	1,571
Put Arrangement, Value of Common Stock	$ 5,000